Interest in Master Trust	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Master Trust [Line Items]
Interest in Master Trust

NOTE D—INTEREST IN MASTER TRUST

The investments of the Master Trust are maintained under a trust agreement with the Trustee. The Plan, the Fortune Brands Innovations Retirement Savings Plan, and Larson Plan each have a divided interest in the Master Trust. The value of the Plan’s interest is based on the beginning of the year value of the Plan’s interest in the Master Trust, plus actual contributions and allocated investment income, less actual distributions. Investment income relating to the Master Trust is allocated to the individual plans on a prorated basis.

The Master Trust’s net assets and the Plan’s interest in the Master Trust’s net assets at December 31, 2025 and 2024 were as follows (in thousands):

	2025		2024
	Master Trust	Plan’s Interest	Master Trust	Plan’s Interest
Investments, at fair value
Mutual funds	$56,442	$2,815	$59,072	$2,497
Collective trust funds	933,777	64,930	862,125	59,858
Common stock	12,951	1,376	18,584	1,324
Self-directed brokerage accounts	26,848	817	23,817	641
Total investments	1,030,018	69,938	963,598	64,320

Other receivables	-	-	3	3

Total net assets of the Master Trust	$1,030,018	$69,938	$963,601	$64,323

The net appreciation in fair value of investments, interest income, dividend income and administrative expenses related to the Master Trust for the years ended December 31, 2025 and 2024, were as follows:

	2025	2024
Net appreciation in fair value	$141,333	$112,847
Interest income	268	230
Dividend income	4,484	4,922
Master Trust net investment income	$146,085	$117,999

The following tables present the Master Trust’s investments by level within the fair value hierarchy as of December 31, 2025 and 2024:

	2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$56,442	$-	$-	$56,442
Common Stock	12,951	-	-	12,951
Self-directed brokerage accounts	26,573	275	-	26,848

Total investments in the fair value hierarchy	$95,966	$275	$-	96,241

Investments measured at NAV
Collective trust funds (a)				933,777
Total investments at fair value				$1,030,018

	2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$59,072	$-	$-	$59,072
Common Stock	18,584	-	-	18,584
Self-directed brokerage accounts	18,396	5,421	-	23,817

Total investments in the fair value hierarchy	$96,052	$5,421	$-	$101,473

Investments measured at NAV
Collective trust funds (a)				862,125
Total investments at fair value				$963,598

(a) Certain investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits. Redemption from these funds is permitted with 30-days’ notice and for one fund with 12 to 30 months’ notice. There were no unfunded commitments, liquidity or redemption restrictions related to the common/collective trusts. These are all direct filing entities.